Stock Transactions	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
STOCK TRANSACTIONS
8 – STOCK TRANSACTIONS
On August 15, 2011, HRAA effected an 8 for 1 Stock Split and issued an additional 889,778 shares to the current owner of the Company. Additionally, the Company hired Keith Siddel and granted 254,223 unrestricted shares of Common Stock for his future services. Accordingly, the Company treated the issuance of the shares to Mr. Siddel as Stock Compensation.  At the time of the transaction the Company valued the stock based on current knowledge of the board and during the third quarter of 2011, the board estimated the fair value at approximately $256,000.  Subsequently the Company was able to raise capital at a higher valuation.   As a result of the Private Placement completed in February 2012 and since the grant of stock was within six months of this transaction the Board determined to revalue the stock at the price per share of the private placement and record additional compensation during the fourth quarter of 2011 of approximately $563,000 for total compensation of approximately $819,000.